Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013 store
Significant Accounting Policies [Abstract]
Number of Branches	15
Number of wholly-owned subsidiaries	9
Number of wholly-owned statutory trust subsidiaries	2
Payments to Acquire Life Insurance Policies	$ 3,000
Treasury Stock, Shares, Retired	131